S000013857 [Member] Expense Example - TCW Conservative Allocation Fund	Oct. 31, 2025 USD ($)
Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 551
Expense Example, with Redemption, 3 Years	1,643
Expense Example, with Redemption, 5 Years	2,724
Expense Example, with Redemption, 10 Years	5,379
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	$ 1,120